Investment Properties	6 Months Ended
Jun. 30, 2025
Investment Properties [Abstract]
INVESTMENT PROPERTIES
16.	INVESTMENT PROPERTIES

The details of investment properties are as follows:

In thousands of USD	Leasehold land	Building	Others	Total
Cost:
At January 1, 2025	5,175	30,555	1,304	37,034
Additions	111	-	-	111
Disposals	-	-	-	-
Exchange adjustments	351	1,640	87	2,078
At June 30, 2025	5,637	32,195	1,391	39,223
Accumulated depreciation:
At January 1, 2025	(733)	(5,241)	(337)	(6,311)
Charge for the period	(191)	(1,077)	(108)	(1,376)
Disposals	-	-	-	-
Exchange adjustments	(56)	(316)	(27)	(399)
At June 30, 2025	(980)	(6,634)	(472)	(8,086)
Net book value:
At June 30, 2025	4,657	25,561	919	31,137

Cost:
At January 1, 2024	5,915	31,273	1,101	38,289
Additions	38	-	241	279
Disposals	(616)	-	-	(616)
Exchange adjustments	(152)	(669)	(35)	(856)
At June 30, 2024	5,185	30,604	1,307	37,096
Accumulated depreciation:
At January 1, 2024	(601)	(3,205)	(137)	(3,943)
Charge for the period	(185)	(1,063)	(99)	(1,347)
Disposals	218	-	-	218
Exchange adjustments	15	75	4	94
At June 30, 2024	(553)	(4,193)	(232)	(4,978)
Net book value:
At June 30, 2024	4,632	26,411	1,075	32,118

Leasehold land included in investment properties were right-of-use assets associated with leasehold land under operating leases where the building was constructed on. See Note 18.

The Group leases the investment properties to its customers under operating leases for terms ranging from two to 12 years, with an option to extend for an additional lease term. The lease contracts contain market review clauses in the event that the lessees exercise their options to extend. The lessees do not have bargain purchase options to acquire the investment properties at the expiry of the lease term.

The maturity analysis of lease payments receivable under operating leases of investment properties was as follows:

In thousands of USD	At June 30, 2025
2025	1,854
2026	3,167
2027	2,093
2028	2,098
2029	2,084
Thereafter	3,667
Total	14,963

The Group has no restrictions on the use of its investment properties and no contractual obligations to each investment property purchased or for repairs, maintenance and enhancements.

The fair value of investment properties of the Group as of June 30, 2025 and December 31, 2024 was approximately US$36.5 million and US$35.4 million, respectively, determined using the income approach based on the operation projection and the discount rate with the assistance of an independent valuation specialist. The investment properties were classified as Level 3 in the fair value hierarchy.

The Group did not record any impairment related to investment properties as of June 30, 2025 and December 31, 2024.